Statement of Changes in Consolidated Equity - EUR (€) € in Thousands		Equity attributable to parent	Share capital	Share premium	Reserves	Profit attributable to parent	Treasury stock	Translation differences	Other comprehensive income	Other comprehensive income from non-current assets held for sale	Other comprehensive income from financial instruments valuation	Cash flow hedges	Non-controlling interests	Total
Balance at beginning of the year (Previously stated) at Dec. 31, 2021		€ 5,523,609	€ 119,604	€ 910,728	€ 4,133,388	€ 188,726	€ (164,189)	€ 333,091	€ (869)			€ 3,130	€ 1,793,489	€ 7,317,098
Balance at beginning of the year (Adjustment due to restatement) at Dec. 31, 2021		(458,409)			(453,700)	(4,399)		(310)						(458,409)
Balance at beginning of the year at Dec. 31, 2021		5,065,200	119,604	910,728	3,679,688	184,327	(164,189)	332,781	(869)			3,130	1,793,489	6,858,689
Translation differences		402,542						402,542					97,780	500,322
Cash flow hedges		(3,568)										(3,568)		(3,568)
Other comprehensive income		(7,215)							(7,215)					(7,215)
Other comprehensive income from non-current assets held for sale	[1]													0
Other comprehensive income / (expense) for the year | Amounts including restatements in current year		391,759						402,542	(7,215)			(3,568)	97,780	489,539
Other comprehensive income / (expense) for the year	[1]													489,683
Consolidated net profit | Previously stated														271,146
Consolidated net profit | Amounts including restatements in current year		208,279				208,279							62,867	271,146
Consolidated net profit	[1]													247,902
Total comprehensive income / (expense) for the year | Amounts including restatements in current year		600,038				208,279		402,542	(7,215)			(3,568)	160,647	760,685
Total comprehensive income / (expense) for the year	[1]													737,585
Net change in treasury stock		1,969					1,969							1,969
Acquisition / Divestment of non-controlling interests													373,468	373,468
Other changes		4,322			4,322								2	4,324
Distribution of prior year profit, Reserves					184,327	(184,327)
Operations with shareholders or owners		6,291			188,649	(184,327)	1,969						373,470	379,761
Balance at end of the year (Previously stated) at Dec. 31, 2022														8,457,544
Balance at end of the year (Adjusted opening balance before restatements in current period) at Dec. 31, 2022		5,671,529	119,604	910,728	3,868,337	208,279	(162,220)	735,323	(8,084)			(438)	2,327,606	7,999,135
Balance at end of the year (Adjustment due to restatement) at Dec. 31, 2022		(23,006)			(216)	(23,244)		454						(23,006)
Balance at end of the year at Dec. 31, 2022		5,648,523	119,604	910,728	3,868,121	185,035	(162,220)	735,777	(8,084)			(438)	2,327,606	7,976,129	[1]
Translation differences		(321,565)						(321,565)					(43,877)	(365,442)
Cash flow hedges		1,436										1,436		1,436
Other comprehensive income		(1,033)							(1,033)					(1,033)
Other comprehensive income from non-current assets held for sale		1,520								€ 1,520				1,520	[1]
Other comprehensive income / (expense) for the year | Amounts including restatements in current year		(319,642)						(321,565)	(1,033)	1,520		1,436	(43,877)	(363,519)
Other comprehensive income / (expense) for the year	[1]													(363,619)
Consolidated net profit | Previously stated														180,669
Consolidated net profit | Amounts including restatements in current year		59,315				59,315							121,354	180,669
Consolidated net profit	[1]													163,672
Total comprehensive income / (expense) for the year | Amounts including restatements in current year		(260,327)				59,315		(321,565)	(1,033)	1,520		1,436	77,477	(182,850)
Total comprehensive income / (expense) for the year	[1]													(199,947)
Net change in treasury stock		9,472					9,472							9,472
Acquisition / Divestment of non-controlling interests		(1,525)			(1,525)								325	(1,200)
Other changes		(10,670)			(10,670)								(260,089)	(270,759)
Distribution of prior year profit, Reserves					185,035	(185,035)
Operations with shareholders or owners		(2,723)			172,840	(185,035)	9,472						(259,764)	(262,487)
Balance at end of the year (Previously stated) at Dec. 31, 2023														7,972,485
Balance at end of the year (Adjusted opening balance before restatements in current period) at Dec. 31, 2023		5,385,473	119,604	910,728	4,040,961	59,315	(152,748)	414,212	(9,117)	1,520		998	2,145,319	7,530,792
Balance at end of the year (Adjustment due to restatement) at Dec. 31, 2023		(17,097)				(16,997)		(100)						(17,097)
Balance at end of the year at Dec. 31, 2023		5,368,376	119,604	910,728	4,040,961	42,318	(152,748)	414,112	(9,117)	1,520		998	2,145,319	7,513,695	[1]
Translation differences		389,714						389,714					105,271	494,985
Cash flow hedges		(1,268)										(1,268)		(1,268)
Other comprehensive income		330							330					330
Other comprehensive income from non-current assets held for sale		(1,520)								(1,520)				(1,520)
Other comprehensive income from financial instruments valuation		18,351									€ 18,351			18,351
Other comprehensive income / (expense) for the year		368,905						389,714	330	(1,520)	(18,351)	(1,268)	105,271	474,176
Consolidated net profit		156,920				156,920							55,886	212,806
Total comprehensive income / (expense) for the year		525,825				156,920		389,714	330	€ (1,520)	(18,351)	(1,268)	161,157	686,982
Net change in treasury stock		18,300					18,300							18,300
Acquisition / Divestment of non-controlling interests		(9,699)			(9,699)								(25,519)	(35,218)
Other changes		(19,075)			(19,075)								508,212	489,137
Distribution of prior year profit, Reserves					42,318	(42,318)
Distribution of prior year profit, Dividends													(65,871)	(65,871)
Operations with shareholders or owners		(10,474)			13,544	(42,318)	18,300						416,822	406,348
Balance at end of the year at Dec. 31, 2024		€ 5,883,727	€ 119,604	€ 910,728	€ 4,054,505	€ 156,920	€ (134,448)	€ 803,826	€ (8,787)		€ (18,351)	€ (270)	€ 2,723,298	€ 8,607,025

[1]	Restated figures (Note 2.d)